UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 158.9%
Long-Term Municipal Bonds - 158.9%
California - 147.2%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/37	$1,600	$1,806,016
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/33-5/01/39	4,750	5,435,280
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/33 (Pre-refunded/ETM)	5,000	5,798,900
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26 (a)	145	145,969
Bellflower Redevelopment Agency (9920 Flora Vista LP)
Series 2002A
5.50%, 6/01/35	2,625	2,627,861
California Educational Facilities Authority (Loma Linda University)
Series 2017A
5.00%, 4/01/47	1,000	1,121,680
California Health Facilities Financing Authority (California-Nevada Methodist Homes)
Series 2015
5.00%, 7/01/45	3,000	3,372,780
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/42-8/15/47	3,500	3,982,910
California Health Facilities Financing Authority (El Camino Hospital)
Series 2017
5.00%, 2/01/36	1,900	2,173,923
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2017A
5.00%, 11/15/36	1,200	1,399,956
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/46	1,750	1,896,072
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	2,040	2,217,035
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
Series 2017A
5.00%, 2/01/47	1,000	1,110,180
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/47	1,085	1,184,853

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/30 (b)	$1,700	$1,896,537
California School Finance Authority (Green Dot Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (b)	1,500	1,598,340
California School Finance Authority (Kipp LA)
Series 2017A
5.00%, 7/01/47 (b)	1,120	1,239,515
California State Public Works Board
Series 2011G
5.25%, 12/01/26 (Pre-refunded/ETM)	3,700	4,201,239
California Statewide Communities Development Authority (Bentley School)
Series 2010A
7.00%, 7/01/40 (a)	2,625	2,883,667
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/44	4,000	4,482,520
California Statewide Communities Development Authority (Collis P. and Howard Huntington Memorial Hospital Trust)
Series 2014B
5.00%, 7/01/44	1,000	1,109,110
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	1,700	1,781,532
Series 2010A
5.00%, 5/15/27	1,440	1,546,747
City of San Francisco CA Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/32	4,735	5,330,663
Contra Costa County Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 8/01/33-8/01/35	3,400	3,936,429
County of Sacramento CA Airport System Revenue
Series 2016A
5.00%, 7/01/41	1,000	1,143,720
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/34	3,650	4,162,241
Inglewood Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 5/01/34	365	419,104
Jurupa Public Financing Authority

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.00%, 9/01/30-9/01/32	$2,475	$2,794,500
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/27	3,500	3,887,870
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2009
5.00%, 7/01/25	6,700	7,030,645
Series 2013B
5.00%, 7/01/33	1,675	1,918,629
Los Angeles County Sanitation Districts Financing Authority
Series 2015A
5.00%, 10/01/33	1,400	1,632,064
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	6,185	7,098,277
Norco Community Redevelopment Agency Successor Agency
Series 2010
5.875%, 3/01/32 (Pre-refunded/ETM)	420	457,225
6.00%, 3/01/36 (Pre-refunded/ETM)	325	354,634
Norman Y Mineta San Jose International Airport SJC
Series 2017A
5.00%, 3/01/37	1,500	1,711,275
Palm Desert Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 10/01/30	500	591,900
Palomar Health
Series 2016
5.00%, 11/01/36	1,250	1,377,300
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	5,550	5,833,161
Rialto Redevelopment Agency
Series 2018
5.00%, 9/01/37 (c)	1,000	1,143,830
Riverside County Infrastructure Financing Authority (Riverside County Infrastructure Financing Authority Lease)
Series 2015A
4.00%, 11/01/37	1,225	1,283,151
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32 (Pre-refunded/ETM)	2,000	2,353,620
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/36-10/01/41	3,000	3,482,000
Sacramento City Unified School District/CA
Series 2011
5.50%, 7/01/29	4,000	4,487,840

	Principal Amount (000)	U.S. $ Value
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34 (d)	$6,040	$6,926,691
San Diego County Water Authority Financing Corp.
Series 2013
5.00%, 5/01/31	4,300	4,895,937
San Diego Public Facilities Financing Authority
5.00%, 5/15/36 (d)	5,000	5,844,500
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease)
Series 2010A
5.10%, 9/01/29	2,360	2,556,116
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	5,125	5,881,757
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
5.00%, 7/01/36 (a)	605	687,885
5.00%, 7/01/36	1,625	1,822,632
San Francisco Municipal Transportation Agency
Series 2013
5.00%, 3/01/28-3/01/31	6,070	6,972,961
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	3,900	4,344,717
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease)
Series 2014
5.00%, 6/15/31	1,250	1,449,675
San Mateo Union High School District
Series 2013
5.00%, 9/01/33 (a)	2,115	2,429,162
Series 2013A
5.00%, 9/01/33	2,065	2,370,558
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/27	2,525	2,682,686
State of California
Series 2013
5.00%, 11/01/31	2,000	2,292,560
Series 2017
5.00%, 8/01/35	3,000	3,481,260
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/34	1,000	1,129,300
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	530	577,918
6.00%, 9/01/30	370	405,761
Turlock Irrigation District
Series 2011
5.50%, 1/01/41	1,200	1,323,672

	Principal Amount (000)	U.S. $ Value
University of California
Series 2012G
5.00%, 5/15/31	$4,370	$4,894,356
5.00%, 5/15/31 (Pre-refunded/ETM) (a)	3,630	4,121,466
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/33	2,500	2,881,000
Yuba Levee Financing Authority (Yuba Levee Financing Authority Lease)
BAM Series 2017A
5.00%, 9/01/31-9/01/32	2,000	2,317,800

		189,733,070

Florida - 2.3%
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	2,750	2,937,110

Guam - 1.6%
Guam Power Authority
Series 2012A
5.00%, 10/01/34	2,000	2,103,580

Minnesota - 1.0%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,100	1,250,887

Missouri - 0.8%
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,000	1,080,970

New Jersey - 0.9%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,000	1,104,920

New York - 4.2%
Metropolitan Transportation Authority
Series 2014C
5.00%, 11/15/32	4,745	5,474,639

Pennsylvania - 0.9%
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/42	1,000	1,108,450

Total Municipal Obligations (cost $192,695,150)		204,793,626

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (e)(f)(g) (cost $878,160)	878,160	$878,160

Total Investments - 159.6% (cost $193,573,310) (h)		205,671,786
Other assets less liabilities - (36.4)%		(46,941,558)
Preferred Shares at liquidation value - (23.2)%		(29,875,000)

Net Assets Applicable to Common Shareholders - 100.0%(i)		$128,855,228

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $4,734,392 or 3.7% of net assets.
(c)	When-Issued or delayed delivery security.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,225,241 and gross unrealized depreciation of investments was $(126,765), resulting in net unrealized appreciation of $12,098,476.
(i)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.4% and 0.0%, respectively.

Glossary:

AGM	–	Assured Guaranty Municipal
AMBAC	–	Ambac Assurance Corporation
BAM	–	Build American Mutual
DOT	–	Department of Transportation
ETM	–	Escrowed to Maturity

Alliance California Municipal Income Fund

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$194,525,477		$10,268,149		$204,793,626
Short-Term Investments		878,160		– 0	–	– 0	–	878,160

Total Investments in Securities		878,160		194,525,477		10,268,149		205,671,786
Other Financial Instruments: (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$878,160		$194,525,477		$10,268,149		$205,671,786

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/17	$5,547,835		$5,547,835
Accrued discounts/(premiums)	(6,997)		(6,997)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	310,807		310,807
Purchases	4,416,504		4,416,504
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/18	$10,268,149		$10,268,149

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$310,807		$310,807

As of January 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$271	$2,532	$1,925	$878	$0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2018